Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2022
Accounts receivable, net
Schedule of accounts receivable

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Gross accounts receivable	552,562	635,582	100,260
Less: Allowance for credit losses	(205,056)	(219,482)	(34,622)
Total accounts receivable, net	347,506	416,100	65,638

Representing:

Current portion:
- Processing fees	88,748	104,308	16,455
- Storage fees	40,308	56,346	8,888
- Others	1,242	648	102
	130,298	161,302	25,445
Non-current portion - Processing fees	217,208	254,798	40,193
Total accounts receivable, net	347,506	416,100	65,638

Schedule of non-current accounts receivable due for payment

	March 31, 2022
	RMB	US$
Fiscal years ending March 31,
2024	83,588	13,186
2025	58,464	9,222
2026	54,675	8,625
2027	47,568	7,504
2028 and thereafter	113,854	17,960
	358,149	56,497
Less: Unearned interest	(44,314)	(6,991)
Total non-current accounts receivable	313,835	49,506

Schedule of aging analysis of accounts receivable based on due date

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Non-current portion:
- Not past due	284,303	313,835	49,506

Current portion:
- Not past due	87,315	118,862	18,750
- Within one year past due	35,002	46,587	7,349
- Between one to two years past due	19,833	21,587	3,405
- Over two years past due	126,109	134,711	21,250
Total gross accounts receivable	552,562	635,582	100,260

Schedule of allowance for credit losses

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current portion:

Processing fees:
Balance at beginning of year	44,641	57,648	74,843	11,806
Charged to allowance for credit losses	13,007	17,379	16,248	2,563
Write-off charged against the allowance for the year	—	(184)	(923)	(147)
Balance at end of year	57,648	74,843	90,168	14,222

Storage fees:
Balance at beginning of year	43,077	53,911	62,771	9,902
Charged to allowance for credit losses	13,628	15,777	16,095	2,539
Write-off charged against the allowance for the year	(2,794)	(6,917)	(9,799)	(1,546)
Balance at end of year	53,911	62,771	69,067	10,895

Others:
Balance at beginning of year	1,916	310	347	55
(Credited)/charged to allowance for credit losses	(1,490)	1,016	1,062	168
Write-off charged against the allowance for the year	(116)	(979)	(199)	(31)
Balance at end of year	310	347	1,210	192

Non-current portion - Processing fees:
Balance at beginning of year	74,800	71,421	67,095	10,584
(Credited)/charged to allowance for credit losses	(750)	3,040	934	147
Write-off charged against the allowance for the year	(2,629)	(7,366)	(8,992)	(1,418)
Balance at end of year	71,421	67,095	59,037	9,313

Schedule of aging of non-current accounts receivable by credit quality indicator

	Amortized cost basis by year of origination
						2017 and
						prior to
	2022	2021	2020	2019	2018	2017	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Processing fees:
Not past due	85,619	59,192	42,161	14,932	5,390	42,751	250,045
Within one year past due	—	8,627	3,048	373	214	1,694	13,956
Between one to two years past due	—	—	5,370	466	—	1,190	7,026
Over two years past due	—	—	—	718	8	42,082	42,808
Total	85,619	67,819	50,579	16,489	5,612	87,717	313,835

The following table presents the amortized cost basis of non-current accounts receivable by credit quality indicator by year of origination as of March 31, 2021:

	Amortized cost basis by year of origination
						2016 and
						prior to
	2021	2020	2019	2018	2017	2016	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Processing fees:
Not past due	80,802	55,388	18,921	9,751	—	50,187	215,049
Within one year past due	8	6,839	658	—	450	2,038	9,993
Between one to two years past due	—	—	1,005	—	—	1,338	2,343
Over two years past due	—	—	—	—	—	56,918	56,918
Total	80,810	62,227	20,584	9,751	450	110,481	284,303